CAPITAL LEASE OBLIGATIONS - Additional Information (Detail)	12 Months Ended	0 Months Ended
	Dec. 31, 2013 IT Equipment [Member]	Mar. 13, 2013 MCP Lease Agreement [Member]
Capital Leased Assets [Line Items]
Lease agreement expire date		Jul. 11, 2033
Maintenance and support service expire date	2018-11